Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net loss from consolidated entities | ¥	¥ (5,790,649)		¥ (8,264,191)	¥ (7,651,854)
Net income in Ningbo Viridi attributable to NCI	632,921	$ 86,710	82,789	278,633
Net loss of Zeekr attributable to ordinary shareholders | ¥	¥ (6,423,570)		¥ (8,346,980)	¥ (7,930,487)
Denominator
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	2,353,015,830	2,353,015,830	2,000,000,000	2,000,000,000
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	2,353,015,830	2,353,015,830	2,000,000,000	2,000,000,000
Basic net loss per share attributable to ordinary shareholders (in dollars per share) | (per share)	¥ (2.73)	$ (0.37)	¥ (4.17)	¥ (3.97)
Diluted net loss per share attributable to ordinary shareholders (in dollars per share) | (per share)	¥ (2.73)	$ (0.37)	¥ (4.17)	¥ (3.97)